Note 4 - Vessels, Net	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4. Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2015	140,389,916	(29,239,689)	111,150,227
Depreciation for the period	-	(5,780,952)	(5,780,952)
Balance, June 30, 2015	140,389,916	(35,020,641)	105,369,275

All vessels as of June 30, 2015 are used as collateral under the Company’s loan agreements (see Note 6).